Note 12 - Intangible Assets - Reconciliation of Changes in Intangible Assets (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Statement Line Items [Line Items]
Intangible assets, balance		$ 472,656
Intangible assets, balance		370,958		$ 472,656
Goodwill [member]
Statement Line Items [Line Items]
Intangible assets, balance		339,921
Intangible assets, balance		272,692		339,921
Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance		34,205
Intangible assets, balance		35,835		34,205
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance	[1]	68,383
Intangible assets, balance		59,851	[2]	68,383	[1]
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		26,781
Intangible assets, balance		2,580		26,781
Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Intangible assets, balance		3,366
Intangible assets, balance				3,366
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, balance		577,045		481,764
Disposal of subsidiary		(22,152)
Additions		14,382		38,383
Impairment		(91,228)
Exchange differences		18,062		3,124
Impairment		(91,228)
Acquisition				56,230
Assets held for sale				(2,456)
Intangible assets, balance		496,109		577,045
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Intangible assets, balance		339,921		300,673
Disposal of subsidiary		(13,355)
Additions
Impairment		(61,415)
Exchange differences		7,541		(1,382)
Impairment		(61,415)
Acquisition				40,630
Assets held for sale
Intangible assets, balance		272,692		339,921
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance		34,305		30,205
Disposal of subsidiary
Additions
Impairment
Exchange differences		1,930		1,100
Impairment
Acquisition				3,000
Assets held for sale
Intangible assets, balance		36,235		34,305
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance	[1]	117,716		80,896
Disposal of subsidiary		(8,797)
Additions		14,382	[2]	38,383	[1]
Impairment	[2]	(6,093)
Exchange differences		4,174	[2]	893	[1]
Impairment	[2]	(6,093)
Acquisition	[1]
Assets held for sale	[1]			(2,456)
Intangible assets, balance		121,382	[2]	117,716	[1]
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		31,250		18,027
Disposal of subsidiary
Additions
Impairment		(23,720)
Exchange differences		1,096		623
Impairment		(23,720)
Acquisition				12,600
Assets held for sale
Intangible assets, balance		8,626		31,250
Gross carrying amount [member] | Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Intangible assets, balance		53,853		51,963
Disposal of subsidiary
Additions
Impairment
Exchange differences		3,321		1,890
Impairment
Acquisition
Assets held for sale
Intangible assets, balance		57,174		53,853
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, balance		(104,389)		(79,838)
Disposal of subsidiary		4,513
Impairment		2,643
Exchange differences		(5,083)		(1,916)
Amortization charge for the year		(22,835)		(22,655)
Impairment		2,643
Assets held for sale				20
Intangible assets, balance		(125,151)		(104,389)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Intangible assets, balance
Disposal of subsidiary
Impairment
Exchange differences
Amortization charge for the year
Impairment
Assets held for sale
Intangible assets, balance
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance		(100)
Disposal of subsidiary
Impairment
Exchange differences
Amortization charge for the year		(300)		(100)
Impairment
Assets held for sale
Intangible assets, balance		(400)		(100)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance	[1]	(49,333)		(36,309)
Disposal of subsidiary	[2]	4,513
Impairment		535
Exchange differences		681	[2]	1,883	[1]
Amortization charge for the year		(17,927)	[2]	(14,927)	[1]
Impairment		535
Assets held for sale	[1]			20
Intangible assets, balance		(61,531)	[2]	(49,333)	[1]
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		(4,469)		(1,309)
Disposal of subsidiary
Impairment		2,108
Exchange differences		(2,425)		(2,142)
Amortization charge for the year		(1,260)		(1,018)
Impairment		2,108
Assets held for sale
Intangible assets, balance		(6,046)		(4,469)
Accumulated depreciation, amortisation and impairment [member] | Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Intangible assets, balance		(50,487)		(42,220)
Disposal of subsidiary
Impairment
Exchange differences		(3,339)		(1,657)
Amortization charge for the year		(3,348)		(6,610)
Impairment
Assets held for sale
Intangible assets, balance		$ (57,174)		$ (50,487)

[1]	Technology includes work in progress IT projects of $27.3 million which are not being amortized until completion.
[2]	Technology includes work in progress IT projects of $5.9 million which are not being amortized until completion.